Other income - Additional Information (Detail) - 12 months ended Jun. 30, 2025 $ in Millions, $ in Millions	USD ($)	AUD ($)
Material income and expense [abstract]
Gain (loss) on disposal of intangible assets	$ 1	$ 1.6